UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Alex von Furstenberg
Title:      Managing Member and Chief Investment Officer
Phone:      (212) 243-7338


Signature, Place and Date of Signing:

/s/ Alex von Furstenberg           New York, NY            May 13, 2008
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:              $413,550
                                               (in thousands)


List of Other Included Managers:

Form 13F File Number              Name


(1)     028-12362                 Arrow Partners LP
----    ----------------------    ----------------------------------


                                                   FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
--------------                --------         -----      --------  -------  --- ----  ----------  --------  ----      ------   ----
AMERICAN APPAREL INC          COM              023850100      62      6,577  SH        SHARED      1               0     6,577  0
AMERICAN APPAREL INC          COM              023850100      32      3,423  SH        SOLE        NONE        3,423         0  0
BURLINGTON NORTHN SANTA FE C  COM              12189T104  20,893    226,558  SH        SHARED      1               0   226,558  0
BURLINGTON NORTHN SANTA FE C  COM              12189T104  11,015    119,442  SH        SOLE        NONE      119,442         0  0
CITIGROUP INC                 COM              172967101   1,071     50,000      CALL  SHARED      1               0    50,000  0
CITIGROUP INC                 COM              172967101     214     10,000      CALL  SOLE        NONE       10,000         0  0
DIAMOND HILL INVESTMENT GRO   COM NEW          25264R207   7,716    100,851  SH        SHARED      1               0   100,851  0
DIAMOND HILL INVESTMENT GRO   COM NEW          25264R207   3,639     48,819  SH        SOLE        NONE       48,819         0  0
GENERAL ELECTRIC CO           COM              369604103   9,327    252,000      CALL  SHARED      1               0   252,000  0
GENERAL ELECTRIC CO           COM              369604103   5,477    148,000      CALL  SOLE        NONE      148,000         0  0
IHS INC                       CL A             451734107   7,507    116,728  SH        SHARED      1               0   116,728  0
IHS INC                       CL A             451734107   4,382     68,133  SH        SOLE        NONE       68,133         0  0
ISHARES INC                   MSCI MALAYSIA    464286830   4,740    400,000  SH        SHARED      1               0   400,000  0
ISHARES INC                   MSCI MALAYSIA    464286830   1,067     90,000  SH        SOLE        NONE       90,000         0  0
ISHARES INC                   MSCI SINGAPORE   464286673   8,357    654,400  SH        SHARED      1               0   654,400  0
ISHARES INC                   MSCI SINGAPORE   464286673   3,448    270,000  SH        SOLE        NONE      270,000         0  0
JOHNSON & JOHNSON             COM              478160104  48,854    753,100      CALL  SHARED      1               0   753,100  0
JOHNSON & JOHNSON             COM              478160104  31,189    480,800      CALL  SOLE        NONE      480,800         0  0
MASTERCARD INC                CL A             57636Q104  78,135    350,395  SH        SHARED      1               0   350,395  0
MASTERCARD INC                CL A             57636Q104  76,643    343,705  SH        SOLE        NONE      343,705         0  0
MCGRAW HILL COS INC           COM              580645109  33,643    910,507  SH        SHARED      1               0   910,507  0
MCGRAW HILL COS INC           COM              580645109  21,571    583,793  SH        SOLE        NONE      583,793         0  0
MSCI INC                      CL A             55354G100   1,649     55,417  SH        SHARED      1               0    55,417  0
MSCI INC                      CL A             55354G100     976     32,821  SH        SOLE        NONE       32,821         0  0
PROSHARES TR                  ULTRA DOW 30     74347R305     713     10,000  SH        SOLE        NONE       10,000         0  0
RIVIERA HLDGS CORP            COM              769627100   1,206     58,531  SH        SHARED      1               0    58,531  0
RIVIERA HLDGS CORP            COM              769627100     765     37,116  SH        SOLE        NONE       37,116         0  0
TRIPLE-S MGMT CORP            CL B             896749108     509     28,858  SH        SHARED      1               0    28,858  0
TRIPLE-S MGMT CORP            CL B             896749108     265     15,042  SH        SOLE        NONE       15,042         0  0
UBS AG                        SHS NEW          H89231338   9,452    328,200  SH        SHARED      1               0   328,200  0
UBS AG                        SHS NEW          H89231338   5,197    180,468  SH        SOLE        NONE      180,468         0  0
UNION PAC CORP                COM              907818108   8,777     70,000  SH        SHARED      1               0    70,000  0
UNION PAC CORP                COM              907818108   4,764     38,000  SH        SOLE        NONE       38,000         0  0
YAHOO INC                     COM              984332106     294     10,175  SH        SOLE        NONE       10,175         0  0



SK 21739 0002 880786